Supplementary cash flow information	12 Months Ended
Dec. 31, 2021
Statement of cash flows [abstract]
Supplementary cash flow information	Supplementary cash flow information
Supplementary disclosure of cash flow information is provided in the table below:

Non-cash (credits) charges:

	2021	2020
	$	$

Depreciation and depletion	378,892	301,491
Share-based payments (Note 12)	22,571	17,129
Impairment (reversal of impairment) of long-lived assets, net (Note 8)	5,905	(174,309)
Net gain on disposal of Burkina Faso assets (Note 8)	(22,463)	—
Share of net income of associates (Note 8)	(17,543)	(22,167)
Write-down of mineral property interests (Note 8)	15	11,353
Non-cash interest and financing expense	8,797	12,806
Unrealized gains on derivative instruments (Note 14)	(12,884)	(5,336)
Deferred income tax (recovery) expense (Note 16)	(5,267)	52,102
Other	11,533	4,989
	369,556	198,058

Changes in non-cash working capital:

	2021	2020
	$	$

Accounts receivable and prepaids	568	3,977
Value-added and other tax receivables	(48,820)	(727)
Inventories	(24,042)	(24,823)
Accounts payable and accrued liabilities	12,078	7,038
Current income and other taxes payable	(44,399)	101,312
	(104,615)	86,777
Other exploration and development:

	2021	2020
	$	$

Fekola Mine, exploration	(13,014)	(14,718)
Masbate Mine, exploration	(5,013)	(8,266)
Otjikoto Mine, exploration	(4,424)	(3,183)
Menankoto Property, exploration	(4,942)	(4,489)
Bantako North Property, exploration	(9,057)	(3,199)
Kiaka Project, exploration	(4,313)	(4,032)
Ondundu Property, exploration	(188)	(922)
Finland Properties, exploration	(3,527)	(2,336)
Uzbekistan Properties, exploration	(4,456)	(1,967)
Other	(7,182)	(5,070)
	(56,116)	(48,182)

Non-cash investing and financing activities:

	2021	2020
	$	$

Change in current liabilities relating to mineral property expenditures	8,762	(2,931)
Interest on loan to non-controlling interest	3,746	3,626
Share-based payments, capitalized to mineral property interests	2,124	400
Foreign exchange gains (losses) on Fekola equipment loan facility	4,145	(5,055)
Deferred consideration on disposal of Kiaka Project (Note 8)	41,239	—
Share consideration received on disposal of Kiaka Project (Note 8)	20,530	—
Royalty interest in Kiaka Project (Note 8)	18,488	—
Royalty interest in Toega Project (Note 8)	2,599	—
Tax guarantee receivable on disposal of Toega Project (Note 8)	1,858	—
Share consideration received on disposal of Kronk (Note 8)	4,741	—
Change in accrued distributions to non-controlling interests	(5,033)	5,033